united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska  68022-3474

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM, 1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Shares		Fair Value

	COMMON STOCK - 98.5%
	AEROSPACE DEFENSE - 1.0%
5,782	Aerojet Rocketdyne Holdings, Inc. *(a)	$ 264,006

	AGRICULTURE - 0.1%
1,315	Turning Point Brands, Inc. (a)	37,609

	AUTO PARTS & EQUIPMENT - 2.0%
7,185	Allison Transmission Holdings, Inc.	347,179
1,154	WABCO Holdings, Inc.*	156,367
		503,546
	BANKS - 1.4%
4,859	Prosperity Bancshares, Inc. (a)	349,314

	BIOTECHNOLOGY - 6.8%
5,342	ACADIA Pharmaceuticals, Inc. *	228,531
1,681	ANI Pharmaceuticals, Inc. *	103,667
458	Cortexyme, Inc. *(a)	25,712
2,329	Emergent BioSolutions, Inc. *	125,650
3,311	Exact Sciences Corp. *(a)	306,201
13,716	Halozyme Therapeutics, Inc. *	243,185
2,544	Oncocyte Corp. *	5,724
368	PTC Therapeutics, Inc. *(a)	17,675
3,171	REGENXBIO, Inc.*	129,916
3,164	Seattle Genetics, Inc. *(a)	361,519
4,831	Twist Bioscience Corp. *(a)	101,451
9,630	X4 Pharmaceuticals, Inc. *	103,041
		1,752,272
	BUILDING MATERIALS - 0.8%
1,765	American Woodmark Corp. *	184,460
1,813	Forterra, Inc. *	20,958
		205,418
	COMMERCIAL SERVICES - 11.0%
4,576	AMN Healthcare Services, Inc. *	285,131
2,592	Barrett Business Services, Inc.	234,472
4,601	Booz Allen Hamilton Holding Corp.	327,269
780	Bright Horizons Family Solutions, Inc. *	117,226
3,758	Brink's Co.	340,775
870	Cass Information Systems, Inc.	50,234
850	Euronet Worldwide, Inc. *	133,926
6,046	Forrester Research, Inc.	252,118
10,092	Harsco Corp. *	232,217
3,109	Insperity, Inc.	267,498
1,055	Morningstar, Inc.	159,632
4,148	Robert Half International, Inc.	261,946
675	WEX, Inc. *	141,386
		2,803,830
	COMPUTERS - 4.1%
708	EPAM Systems, Inc. *	150,209
2,882	ExlService Holdings, Inc. *	200,184
4,325	MAXIMUS, Inc.	321,737
6,534	Pure Storage, Inc. *	111,797
6,474	TTEC Holdings, Inc.	256,500
		1,040,427

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares		Fair Value

	COMMON STOCK - 98.5% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
10,487	Ares Management Corp.	$ 374,281
3,201	Evercore, Inc.	239,307
3,492	LPL Financial Holdings, Inc.	322,137
10,215	Virtu Financial, Inc. (a)	163,338
		1,099,063
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
3,540	Generac Holdings, Inc. *	356,089

	ELECTRONICS - 1.7%
2,667	Advanced Energy Industries, Inc.*	189,890
15,663	Akoustis Technologies, Inc. *(a)	125,304
2,964	Jabil, Inc.	122,502
		437,696
	ENERGY - ALTERNATE SOURCES - 1.1%
8,889	TPI Composites, Inc. *(a)	164,535
17,725	Vivint Solar, Inc. *(a)	128,684
		293,219
	ENTERTAINMENT - 3.8%
21,875	Everi Holdings, Inc. *	293,781
180	Madison Square Garden Co. *	52,954
9,000	SeaWorld Entertainment, Inc. *(a)	285,390
1,394	Vail Resorts, Inc. (a)	334,323
		966,448
	FOOD - 1.5%
7,470	Performance Food Group Co.*	384,556

	HEALTHCARE - PRODUCTS - 11.0%
11,622	Adaptive Biotechnologies Corp. *(a)	347,730
168	Atrion Corp	126,252
703	Bio-Techne Corp.	154,316
62,729	Conformis, Inc. *(a)	94,094
9,080	Cutera, Inc. *	325,155
6,169	Globus Medical, Inc. *	363,231
5,567	iRadimed Corp. *(a)	130,156
5,430	LeMaitre Vascular, Inc. (a)	195,209
2,214	Masimo Corp. *	349,945
2,295	NuVasive, Inc. *(a)	177,495
1,416	Quidel Corp. *(a)	106,242
7,128	Surmodics, Inc. *	295,313
5,108	Varex Imaging Corp. *	152,269
		2,817,407
	HEALTHCARE - SERVICES - 4.4%
982	Amedisys, Inc.*	163,915
435	Chemed Corp.	191,078
2,910	Ensign Group, Inc.	132,027
1,511	Medpace Holdings, Inc. *	127,015
1,313	Pennant Group, Inc. *	43,421
2,013	Providence Service Corp. *	119,129
8,561	Select Medical Holdings Corp. *	199,814
1,249	US Physical Therapy, Inc.	142,823
		1,119,222
	HOME BUILDERS - 1.3%
89	NVR, Inc. *	338,948

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares		Fair Value

	COMMON STOCK - 98.5% (Continued)
	HOME FURNISHINGS - 2.2%
4,575	Dolby Laboratories, Inc.	$ 314,760
4,918	Sleep Number Corp. *(a)	242,162
		556,922
	HOUSEHOLD PRODUCTS/WARES - 0.1%
125	Avery Dennison Corp.	16,353

	HOUSEWARES - 1.3%
4,203	Toro Co.	334,853

	INTERNET - 5.4%
15,731	Eventbrite, Inc. *	317,294
2,709	FireEye, Inc. *	44,780
7,781	NIC, Inc.	173,905
1,176	Okta, Inc. *(a)	135,675
2,139	Roku, Inc. *	286,412
4,788	Shutterstock, Inc. *	205,309
32,391	Zix Corp. *	219,611
		1,382,986
	LEISURE TIME - 1.0%
2,573	Polaris Industries, Inc.	261,674

	MACHINERY - DIVERSIFIED - 0.8%
6,128	Ichor Holdings Ltd.*	203,879

	MISCELLANEOUS MANUFACTURING - 2.1%
2,433	Chase Corp.	288,262
15,211	Myers Industries, Inc.	253,719
		541,981
	OFFICE / BUSINESS EQUIPMENT - 0.6%
594	Zebra Technologies Corp. *(a)	151,731

	PHARMACEUTICALS - 4.5%
3,491	BioSpecifics Technologies Corp. *	198,778
23,158	Chiasma, Inc. *	114,864
19,548	CorMedix, Inc. *(a)	142,309
808	DexCom, Inc. *	176,742
537	Neurocrine Biosciences, Inc. *	57,722
29,766	PhaseBio Pharmaceuticals, Inc. *(a)	181,870
1,463	Sarepta Therapeutics, Inc. *(a)	188,786
14,808	Zynerba Pharmeceuticals, Inc. *(a)	89,440
		1,150,511
	RETAIL - 5.8%
276	Asbury Automotive Group, Inc. *	30,854
1,585	Burlington Stores, Inc. *(a)	361,428
3,653	Carvana Co. *(a)	336,259
4,073	Cheesecake Factory, Inc. (a)	158,277
3,869	Nordstrom, Inc. (a)	158,358
1,511	RH *(a)	322,599
5,547	Wendy's Co.	123,199
		1,490,974
	SEMICONDUCTORS - 0.5%
1,854	Teradyne, Inc.	126,424

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
Shares		Fair Value

	COMMON STOCK - 98.5% (Continued)
	SOFTWARE - 12.9%
1,713	Blackbaud, Inc. (a)	$ 136,355
4,005	Black Knight, Inc. *	258,242
2,006	DocuSign, Inc. *	148,665
12,527	Domo, Inc. *(a)	272,086
4,708	Envestnet, Inc. *(a)	327,818
955	Fair Isaac Corp. *	357,819
2,337	j2 Global, Inc. (a)	219,000
1,594	Jack Henry & Associates, Inc.	232,198
882	MicroStrategy, Inc. *	125,800
18,375	MobileIron, Inc. *	89,303
11,043	Nutanix, Inc. *(a)	345,204
8,136	Progress Software Corp.	338,051
3,970	Teradata Corp. *	106,277
57,387	Zynga, Inc. *(a)	351,208
		3,308,026
	TELECOMMUNICATIONS - 2.2%
20,771	Gogo, Inc. *(a)	132,934
20,079	Viavi Solutions, Inc. *	301,185
3,672	Zayo Group Holdings, Inc. *	127,235
		561,354
	TRANSPORTATION - 1.0%
2,160	Landstar System, Inc. (a)	245,959

	WATER - 0.4%
7,738	Global Water Resources, Inc.	101,755

	TOTAL COMMON STOCK (Cost $19,885,089)	25,204,452

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.6%
4,254	Americold Realty Trust	149,145
2,675	Equity Lifestyle Properties, Inc. (a)	188,293
2,045	Iron Mountain, Inc.	65,174
	TOTAL REITs (Costs $400,025)	402,612

	RIGHTS - 0.0% ^
	CHEMICALS - 0.0% ^
5,405	A Schulman, Inc. CVR *#	5,675
	TOTAL RIGHTS (Cost $5,675)	5,675

	SHORT-TERM INVESTMENT - 29.1%
	INVESTEMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 29.1%
7,444,585	Mount Vernon Liquid Assets Portfolio, LLC, 1.80% **(b)	7,444,585
	TOTAL SHORT-TERM INVESTMENT (Cost $7,444,585)	7,444,585

	TOTAL INVESTMENTS - 129.2% (Cost $27,735,374)	$ 33,057,324
	LIABILITIES IN EXCESS OF OTHER ASSETS- NET - (29.2) %	(7,476,084)
	TOTAL NET ASSETS - 100.00%	$ 25,581,240

CVR - Contingent value rights.
LLC - Limited Limited Company
* Non-Income producing security.
# Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.
** Interest rate reflects seven-day effective yield on December 31, 2019.
^ Represents less than 0.05%.
(a) All or a portion of the security is out on loan at December 31, 2019. Total loaned securities had a market value of $7,293,837 at December 31, 2019.
(b) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2019. Total collateral had a market value of $7,444,585 at December 31, 2019.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019, for the Fund’s assets and liabilities measured at fair value:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks			$ 25,204,452	$ -	$ -	$ 25,204,452
Real Estate Investment Trust			402,612	-	-	402,612
Rights			-	5,675	-	5,675
Securities Lending Collateral (a)			-	-	-	7,444,585
Total			$ 25,607,064	$ 5,675	$ -	$ 33,057,324

The Fund did not hold any Level 3 securities during the period.

(a)     Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

Security Loans – The Fund has entered into a securities lending agreement with U.S. Bank National Association as of October 2018, previously Huntington National Bank. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The cash collateral is invested in short-term investments as noted in the Fund’s Schedule of Investments. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2019, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 27,733,520	$ 5,755,961	$ (432,157)	$ 5,323,804

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 02/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 02/28/2020

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 02/28/2020